TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
Schedule of Deferred Income Taxes
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2012	2013
Deferred tax assets:
Net operating loss and capital loss carry forward	$38,083	$43,498
Valuation allowance	(38,083)	(43,498)

Net deferred tax asset	-	-